Schedule of Investments (unaudited)	iShares® Core U.S. REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 4.6%
Alexander & Baldwin Inc.	123,788	$1,871,675
American Assets Trust Inc.	86,645	2,394,001
Armada Hoffler Properties Inc.	97,974	1,053,221
Colony Capital Inc.	824,977	4,091,886
Empire State Realty Trust Inc., Class A	249,411	2,459,192
Essential Properties Realty Trust Inc.	178,679	3,720,097
Gladstone Commercial Corp.	58,420	1,034,618
Global Net Lease Inc.	154,762	2,493,216
One Liberty Properties Inc.	27,786	556,831
PS Business Parks Inc.	34,516	4,698,318
STORE Capital Corp.	416,767	12,928,112
VEREIT Inc.	377,690	13,306,019
Washington REIT	141,627	3,107,296
WP Carey Inc.	300,589	19,959,110
		73,673,592
Health Care REITs — 11.5%
CareTrust REIT Inc.	164,934	3,704,418
Community Healthcare Trust Inc.	38,372	1,715,996
Diversified Healthcare Trust	408,328	1,641,479
Global Medical REIT Inc.	75,049	941,114
Healthcare Realty Trust Inc.	231,950	6,960,819
Healthcare Trust of America Inc., Class A	375,271	10,601,406
Healthpeak Properties Inc.	931,399	27,615,980
LTC Properties Inc.	66,742	2,578,911
Medical Properties Trust Inc.	972,878	20,537,455
National Health Investors Inc.	73,864	4,789,342
New Senior Investment Group Inc.	142,364	754,529
Omega Healthcare Investors Inc.	388,454	14,069,804
Physicians Realty Trust	358,278	6,316,441
Sabra Health Care REIT Inc.	352,648	5,920,960
Universal Health Realty Income Trust	22,099	1,318,868
Ventas Inc.	644,697	29,701,191
Welltower Inc.	722,364	43,775,258
		182,943,971
Hotel & Resort REITs — 3.6%
Apple Hospitality REIT Inc.	361,997	4,517,723
Chatham Lodging Trust	80,001	856,811
CorePoint Lodging Inc.	68,771	468,330
DiamondRock Hospitality Co.	345,299	2,831,452
Hersha Hospitality Trust	58,611	447,788
Host Hotels & Resorts Inc.	1,207,159	16,357,004
Park Hotels & Resorts Inc.	405,783	6,768,460
Pebblebrook Hotel Trust	223,526	4,108,408
RLJ Lodging Trust	281,980	3,640,362
Ryman Hospitality Properties Inc.	86,621	5,617,372
Service Properties Trust	281,951	2,991,500
Summit Hotel Properties Inc.	178,206	1,443,469
Sunstone Hotel Investors Inc.	369,256	3,951,039
Xenia Hotels & Resorts Inc.	194,480	2,814,126
		56,813,844
Industrial REITs — 14.0%
Americold Realty Trust	351,502	12,270,935
Duke Realty Corp.	636,224	25,169,021
EastGroup Properties Inc.	67,186	9,079,516
First Industrial Realty Trust Inc.	221,069	8,984,244
Industrial Logistics Properties Trust	111,121	2,356,876
Lexington Realty Trust	469,591	4,813,308
Monmouth Real Estate Investment Corp.	162,960	2,824,097
Security	Shares	Value

Industrial REITs (continued)
Plymouth Industrial REIT Inc.	41,754	$611,279
Prologis Inc.	1,273,208	131,395,066
Rexford Industrial Realty Inc.	213,230	10,435,476
STAG Industrial Inc.	257,296	7,667,421
Terreno Realty Corp.	114,462	6,476,260
		222,083,499
Office REITs — 9.8%
Alexandria Real Estate Equities Inc.	231,289	38,650,705
Boston Properties Inc.	268,649	24,519,594
Brandywine Realty Trust.	291,356	3,204,916
CIM Commercial Trust Corp.	19,140	267,769
City Office REIT Inc.	74,410	700,942
Columbia Property Trust Inc.	196,577	2,673,447
Corporate Office Properties Trust	193,205	5,075,495
Cousins Properties Inc.	255,539	8,059,700
Douglas Emmett Inc.	287,222	7,958,922
Easterly Government Properties Inc.	140,026	3,073,571
Franklin Street Properties Corp.	178,849	735,069
Highwoods Properties Inc.	177,570	6,657,099
Hudson Pacific Properties Inc.	259,290	6,077,758
JBG SMITH Properties	210,277	6,278,871
Kilroy Realty Corp.	198,351	11,232,617
Mack-Cali Realty Corp.	149,474	1,902,804
Office Properties Income Trust	82,355	1,905,695
Paramount Group Inc.	326,644	2,903,865
Piedmont Office Realty Trust Inc., Class A	216,978	3,337,122
SL Green Realty Corp.	126,391	8,528,865
Vornado Realty Trust	302,486	12,026,843
		155,771,669
Residential REITs — 17.9%
American Campus Communities Inc.	236,331	9,727,384
American Homes 4 Rent, Class A	471,035	14,239,388
Apartment Income REIT Corp.(a)	255,608	9,909,922
Apartment Investment & Management Co., Class A	258,254	1,185,386
AvalonBay Communities Inc.	243,099	39,788,013
Bluerock Residential Growth REIT Inc.	42,597	445,565
BRT Apartments Corp.	18,743	262,027
Camden Property Trust	162,864	16,636,558
Centerspace	22,260	1,556,864
Clipper Realty Inc.	26,036	182,512
Equity LifeStyle Properties Inc.	300,255	18,267,514
Equity Residential	634,949	39,138,256
Essex Property Trust Inc.	112,630	26,987,274
Independence Realty Trust Inc.	162,841	2,162,529
Invitation Homes Inc.	969,029	28,566,975
Mid-America Apartment Communities Inc.	196,709	26,113,120
NexPoint Residential Trust Inc.	37,501	1,480,165
Preferred Apartment Communities Inc., Class A	81,365	585,014
Sun Communities Inc.	182,700	26,149,851
UDR Inc.	505,831	19,449,202
UMH Properties Inc.	63,660	935,802
		283,769,321
Retail REITs — 12.4%
Acadia Realty Trust	144,243	2,091,524
Agree Realty Corp.	93,935	5,936,692
Alexander’s Inc.	3,692	986,502
American Finance Trust Inc.	187,991	1,368,575
Brixmor Property Group Inc.	511,439	8,658,662
Brookfield Property REIT Inc., Class A	66,627	1,155,978

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Federal Realty Investment Trust	129,926	$11,376,321
Getty Realty Corp.	59,734	1,587,132
Kimco Realty Corp.	713,128	11,773,743
Kite Realty Group Trust.	142,992	2,279,293
Macerich Co. (The)(b)	257,232	4,038,542
National Retail Properties Inc.	298,705	11,649,495
NETSTREIT Corp.	22,725	391,552
Realty Income Corp.	607,244	35,863,831
Regency Centers Corp.	290,932	13,726,172
Retail Opportunity Investments Corp.	199,032	2,804,361
Retail Properties of America Inc., Class A	367,025	3,380,300
Retail Value Inc.	30,147	470,595
RPT Realty	138,554	1,281,625
Saul Centers Inc.	20,511	613,894
Seritage Growth Properties, Class A(a)	57,883	1,030,896
Simon Property Group Inc.	558,736	51,923,337
SITE Centers Corp.	262,890	2,915,450
Spirit Realty Capital Inc.	187,648	7,235,707
Tanger Factory Outlet Centers Inc.	155,922	2,405,876
Urban Edge Properties	199,219	2,747,230
Urstadt Biddle Properties Inc., Class A	51,522	712,549
Washington Prime Group Inc.	35,311	497,885
Weingarten Realty Investors	209,446	4,714,629
Whitestone REIT.	68,348	533,114
		196,151,462
Security & Alarm Services — 0.1%
CoreCivic Inc.	205,932	1,464,176

Specialized REITs — 25.8%
CoreSite Realty Corp.	69,388	9,328,523
CubeSmart	333,529	11,620,150
CyrusOne Inc.	207,521	15,138,657
Digital Realty Trust Inc.	482,511	69,457,458
EPR Properties	127,833	5,067,300
Equinix Inc.	153,617	113,670,435
Extra Space Storage Inc.	217,772	24,780,276
Farmland Partners Inc.	45,012	464,074
Four Corners Property Trust Inc.	128,852	3,396,539
Gaming and Leisure Properties Inc.	375,836	15,458,135
Security	Shares	Value

Specialized REITs (continued)
GEO Group Inc. (The)	200,223	$1,789,993
Gladstone Land Corp.	36,568	575,580
Iron Mountain Inc.	493,825	16,627,088
Lamar Advertising Co., Class A	148,376	11,985,813
Life Storage Inc.	125,118	10,207,086
National Storage Affiliates Trust	107,611	3,932,106
Outfront Media Inc.	248,213	4,524,923
Public Storage	260,522	59,300,018
QTS Realty Trust Inc., Class A	110,023	7,162,497
Safehold Inc.	30,927	2,275,609
VICI Properties Inc.	923,221	23,339,027
		410,101,287
Total Common Stocks — 99.7%
(Cost: $1,679,943,545)		1,582,772,821

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	4,287,868	4,290,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,970,000	3,970,000
		8,260,440
Total Short -Term Investments — 0.5%
(Cost: $8,256,690)		8,260,440

Total Investments in Securities — 100.2%
(Cost: $1,688,200,235)		1,591,033,261

Other Assets, Less Liabilities — (0.2)%		(3,283,083)

Net Assets — 100.0%		$1,587,750,178

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,937,842	$—		$(28,635,296	)(a)	$4,685	$(16,791)	$4,290,440	4,287,868	$217,496	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,157,000	813,000	(a)	—		—	—	3,970,000	3,970,000	2,426		—
						$4,685	$(16,791)	$8,260,440		$219,922		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. REIT ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	153	03/19/21	$5,098	$84,219

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,582,772,821	$—	$—	$1,582,772,821
Money Market Funds	8,260,440	—	—	8,260,440
	$1,591,033,261	$—	$—	$1,591,033,261
Derivative financial instruments(a)
Assets
Futures Contracts	$84,219	$—	$—	$84,219

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3